Document and Entity Information	12 Months Ended
Sep. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2013
Registrant Name	NUVEEN MUNICIPAL TRUST/MA
Central Index Key	0001020660
Amendment Flag	false
Document Creation Date	Aug. 28, 2013
Document Effective Date	Sep. 01, 2013
Prospectus Date	Sep. 01, 2013